Nature of Business and Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Common Control and Ownership Interest

The accompanying consolidated financial statements include the accounts of the following entities, all of which were under common control and ownership at June 30, 2019:

State of
Name of Entity	Incorporation	Relationship
One World Pharma, Inc.(1)	Nevada	Parent
OWP Ventures, Inc.(2)	Delaware	Subsidiary
One World Pharma S.A.S.(3)	Colombia	Subsidiary

(1)Holding company in the form of a corporation.

(2)Holding company in the form of a corporation and wholly-owned subsidiary of One World Pharma, Inc.

(3)Wholly-owned subsidiary of OWP Ventures, Inc. since May 30, 2018, located in Colombia and legally constituted as a simplified stock company registered in the Chamber of Commerce of Bogotá on July 18, 2017. Its headquarters are located in Bogotá.